Intangible assets	12 Months Ended
Sep. 30, 2018
Intangible Assets [Abstract]
Intangible assets
Intangible assets

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships and other	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2017	99,047	94,788	84,044	387,624	217,875	965,687	1,849,065
Additions	5,742	21,724	—	47,125	19,343	—	93,934
Additions - business acquisitions (Note 26a)	—	—	—	—	—	46,755	46,755
Disposals/retirements	(10,145)	(1,605)	(1,503)	(2,796)	(22,278)	—	(38,327)
Foreign currency translation adjustment	1,063	(206)	(285)	12,640	1,550	12,641	27,403
As at September 30, 2018	95,707	114,701	82,256	444,593	216,490	1,025,083	1,978,830
Accumulated amortization
As at September 30, 2017	74,286	50,842	78,151	237,351	131,672	786,337	1,358,639
Amortization expense (Note 23)	7,385	7,757	3,954	33,197	34,186	70,447	156,926
Impairment (Notes 23 and 24)	—	1,209	—	57	—	—	1,266
Disposals/retirements	(10,145)	(1,605)	(1,503)	(2,062)	(21,926)	—	(37,241)
Foreign currency translation adjustment	651	9	(16)	8,549	1,146	9,575	19,914
As at September 30, 2018	72,177	58,212	80,586	277,092	145,078	866,359	1,499,504
Net carrying amount as at September 30, 2018	23,530	56,489	1,670	167,501	71,412	158,724	479,326

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships and other	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2016	92,824	72,332	94,209	382,380	213,777	935,100	1,790,622
Additions	11,815	23,201	—	43,934	19,563	—	98,513
Additions - business acquisitions (Note 26a)	78	—	—	—	255	50,141	50,474
Disposals/retirements	(4,750)	(805)	(7,330)	(24,271)	(12,804)	—	(49,960)
Foreign currency translation adjustment	(920)	60	(2,835)	(14,419)	(2,916)	(19,554)	(40,584)
As at September 30, 2017	99,047	94,788	84,044	387,624	217,875	965,687	1,849,065
Accumulated amortization
As at September 30, 2016	72,368	46,513	81,611	237,953	111,593	730,803	1,280,841
Amortization expense (Note 23)	7,232	5,102	6,120	32,758	34,640	71,181	157,033
Disposals/retirements	(4,750)	(805)	(7,330)	(24,271)	(12,804)	—	(49,960)
Foreign currency translation adjustment	(564)	32	(2,250)	(9,089)	(1,757)	(15,647)	(29,275)
As at September 30, 2017	74,286	50,842	78,151	237,351	131,672	786,337	1,358,639
Net carrying amount as at September 30, 2017	24,761	43,946	5,893	150,273	86,203	179,350	490,426